Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Organization and start-up costs	$ 46	$ 324
Net operating loss carryforwards	1,338	294
Stock-based compensation	14,475	11,876
Losses-put option and warrant issuance	226
Total deferred income tax assets	16,085	12,494
Valuation allowance	(16,085)	(12,494)
Deferred tax asset, net of allowance